Condensed Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2021			$ 6,038	$ 1,036,749		$ (862,942)		$ 179,845
Balance, shares at Dec. 31, 2021			6,037,836
Series B issued for investment	$ 28			1,259,967				1,259,995
Series B issued for investment, shares	28,004
Preferred Series A issued for conversion of notes	$ 96			157,638				157,733
Preferred Series A issued for conversion of notes, shares	95,596
Preferred Series A issued for dividends	$ 2			2,263				2,265
Preferred Series A issued for dividends, shares	2,265
Common Stock issued for investment			$ 286	736,714	(33,000)			704,000
Common Stock issued for investment, shares			286,834
Common Stock issued for services rendered			$ 6	50,954				$ 50,960
Common stock issued for services rendered, shares			6,000					6,000
Common Stock issued for conversion of notes			$ 778	84,765				$ 85,543
Common Stock issued for conversion of notes, shares			777,663
Issuance costs - Preferred Series B				(149,137)				(149,137)
Net loss						(1,504,681)		(1,504,681)
Rounding								1
Balance at Dec. 31, 2022	$ 126		$ 7,108	3,179,913	(33,000)	(2,367,623)		786,524
Balance, shares at Dec. 31, 2022	125,865		7,108,333
Preferred Series A issued for dividends	$ 5			4,937		(4,942)
Preferred Series A issued for dividends, shares	4,942
Common Stock issued for investment			$ 160	641,553				641,712
Common Stock issued for investment, shares			159,835
Net loss						(1,830,725)		(1,830,725)
Common Stock offering costs				(6,417)				(6,417)
Stock subscription receivable received					33,000			33,000
Common Stock issued for services rendered			$ 20	146,058				146,078
Common stock issued for services rendered, shares			20,000
Balance at Jun. 30, 2023	$ 131		$ 7,288	3,966,044		(4,203,292)		(229,829)
Balance, shares at Jun. 30, 2023	130,807		7,288,171
Balance at Dec. 31, 2022	$ 126		$ 7,108	3,179,913	(33,000)	(2,367,623)		786,524
Balance, shares at Dec. 31, 2022	125,865		7,108,333
Preferred Series A issued for dividends	$ 12			10,313				10,325
Preferred Series A issued for dividends, shares	10,325
Common Stock issued for investment, shares			389,896
Common Stock issued for services rendered			$ 28	192,012				192,040
Common stock issued for services rendered, shares			28,000
Net loss						(3,324,180)		(3,324,180)
Preferred Series A issued for liquidated damages	$ 7			296,038				296,045
Preferred Series A issued for liquidated damages, shares	6,579
Common Stock issued for Reg A + offering and cash			$ 390	1,591,102				1,591,490
Common Stock issued for Reg A + offering and cash, shares			389,896
Common Stock offering costs				(17,601)				(17,601)
Stock subscription receivable received					33,000			33,000
Common stock issued for liquidated damages and accrued interest			$ 130	781,554				781,684
Common stock issued for liquidated damages and accrued interest, shares			130,259
Balance at Dec. 31, 2023	$ 143		$ 7,656	6,033,331		(5,691,803)		349,327
Balance, shares at Dec. 31, 2023	142,769		7,656,488
Balance at Mar. 31, 2023	$ 128		$ 7,126	3,314,340		(3,278,861)		42,733
Balance, shares at Mar. 31, 2023	128,312		7,126,336
Preferred Series A issued for dividends	$ 3			2,492		(2,495)
Preferred Series A issued for dividends, shares	2,495
Common Stock issued for investment			$ 160	641,553				641,713
Common Stock issued for investment, shares			159,835
Net loss						(921,935)		(921,935)
Common Stock offering costs				(6,417)				(6,417)
Common Stock issued for services rendered			$ 2	14,076				14,078
Common stock issued for services rendered, shares			2,000
Balance at Jun. 30, 2023	$ 131		$ 7,288	3,966,044		(4,203,292)		(229,829)
Balance, shares at Jun. 30, 2023	130,807		7,288,171
Balance at Dec. 31, 2023	$ 143		$ 7,656	6,033,331		(5,691,803)		349,327
Balance, shares at Dec. 31, 2023	142,769		7,656,488
Series B issued for investment		$ 16		804,984				805,000
Series B issued for investment, shares		16,100
Preferred Series A issued for dividends	$ 6			5,579		(5,585)	$ 18,588
Preferred Series A issued for dividends, shares	5,585		4,647
Common Stock issued for investment			$ 36	161,190				161,226
Common Stock issued for investment, shares			36,256				16,100
Common Stock issued for services rendered			$ 160,344
Common stock issued for services rendered, shares			36,000
Issuance costs - Preferred Series B				(25,000)				(25,000)
Net loss						(855,722)		(855,722)
Common Stock issued for services rendered and to be rendered			$ 36	184,334				184,370
Common Stock issued for services rendered and to be rendered, shares			36,000
Common Stock issued for Series B dividend			$ 5	20,120		(20,125)
Common Stock issued for Series B dividend, shares			4,647
Common Stock issued for Series A conversion	$ (1)		$ 9	(7)				1
Common Stock issued for Series A conversion, shares	(556)		8,340
Balance at Jun. 30, 2024	$ 148	$ 16	$ 7,742	7,184,531		(6,573,235)		619,202
Balance, shares at Jun. 30, 2024	147,798	16,100	7,741,731
Balance at Mar. 31, 2024	$ 145	$ 4	$ 7,720	6,494,965		(6,022,515)		480,318
Balance, shares at Mar. 31, 2024	144,978	3,800	7,720,084
Series B issued for investment		$ 12		614,988				615,000
Series B issued for investment, shares		12,300
Preferred Series A issued for dividends	$ 3			2,816		(2,819)
Preferred Series A issued for dividends, shares	2,820
Issuance costs - Preferred Series B				(25,000)				(25,000)
Net loss						(527,773)		(527,773)
Common Stock issued for services rendered and to be rendered			$ 17	75,633				75,650
Common Stock issued for services rendered and to be rendered, shares			17,000
Refund of investment - Reg A+				1,009		(3)		1,007
Common Stock issued for Series B dividend			$ 5	20,120		(20,125)
Common Stock issued for Series B dividend, shares			4,647
Balance at Jun. 30, 2024	$ 148	$ 16	$ 7,742	$ 7,184,531		$ (6,573,235)		$ 619,202
Balance, shares at Jun. 30, 2024	147,798	16,100	7,741,731